Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Sale of investments in associates	$ 0	$ 0	$ 0
Adjust previous year application method of participation	(2,017)	209	(378)
Reversal/Impairment of interests in associates	(45)	246	626
Share of profits and losses of associates and joint ventures accounted for using the equity method	(7,240)	0	(2,599)
Impairment of investments in joint ventures	(1,861)	0	0
Others	20	(2,597)	97
Other losses	$ (11,143)	$ (2,142)	$ (2,254)